Loans Receivable And Allowance For Credit Losses (Impaired Loans By Class) (Details) (USD $) In Thousands	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 72,022	$ 57,100
Unpaid Principal Balance	72,048	57,118
Related ACL	3,755	4,300
Fiscal Year-to-Date Average Recorded Investment	67,153
Fiscal Year-to-Date Interest Income Recognized	1,836
One-To Four-Family Loans - Originated [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	47,710
Unpaid Principal Balance	47,845
Fiscal Year-to-Date Average Recorded Investment	41,401
Fiscal Year-to-Date Interest Income Recognized	1,467
One-To Four-Family Loans - Purchased [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	6,075
Unpaid Principal Balance	6,056
Fiscal Year-to-Date Average Recorded Investment	7,381
Fiscal Year-to-Date Interest Income Recognized	58
Multi-Family And Commercial Loans [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	563
Unpaid Principal Balance	565
Fiscal Year-to-Date Average Recorded Investment	578
Fiscal Year-to-Date Interest Income Recognized	36
Consumer - Home Equity [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	468
Unpaid Principal Balance	468
Fiscal Year-to-Date Average Recorded Investment	672
Fiscal Year-to-Date Interest Income Recognized	14
Consumer - Other [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	5
Unpaid Principal Balance	5
Fiscal Year-to-Date Average Recorded Investment	46
With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	54,821
Unpaid Principal Balance	54,939
Fiscal Year-to-Date Average Recorded Investment	50,078
Fiscal Year-to-Date Interest Income Recognized	1,575
One-To Four-Family Loans - Originated [Member] | With An Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	3,297
Unpaid Principal Balance	3,299
Related ACL	335
Fiscal Year-to-Date Average Recorded Investment	2,419
Fiscal Year-to-Date Interest Income Recognized	102
One-To Four-Family Loans - Purchased [Member] | With An Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	13,640
Unpaid Principal Balance	13,546
Related ACL	3,280
Fiscal Year-to-Date Average Recorded Investment	14,576
Fiscal Year-to-Date Interest Income Recognized	156
Consumer - Home Equity [Member] | With An Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	264
Unpaid Principal Balance	264
Related ACL	140
Fiscal Year-to-Date Average Recorded Investment	80
Fiscal Year-to-Date Interest Income Recognized	3
With An Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	17,201
Unpaid Principal Balance	17,109
Related ACL	3,755
Fiscal Year-to-Date Average Recorded Investment	17,075
Fiscal Year-to-Date Interest Income Recognized	261
One-To Four-Family Loans - Originated [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	51,007
Unpaid Principal Balance	51,144
Related ACL	335
Fiscal Year-to-Date Average Recorded Investment	43,820
Fiscal Year-to-Date Interest Income Recognized	1,569
One-To Four-Family Loans - Purchased [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	19,715
Unpaid Principal Balance	19,602
Related ACL	3,280
Fiscal Year-to-Date Average Recorded Investment	21,957
Fiscal Year-to-Date Interest Income Recognized	214
Multi-Family And Commercial Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	563
Unpaid Principal Balance	565
Fiscal Year-to-Date Average Recorded Investment	578
Fiscal Year-to-Date Interest Income Recognized	36
Consumer - Home Equity [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	732
Unpaid Principal Balance	732
Related ACL	140
Fiscal Year-to-Date Average Recorded Investment	752
Fiscal Year-to-Date Interest Income Recognized	17
Consumer - Other [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	5
Unpaid Principal Balance	5
Fiscal Year-to-Date Average Recorded Investment	$ 46